Due From/(To) Related Parties	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Due From/(To) Related Parties
19.	Due From/(To) Related Parties

The following is a list of the related parties with whom the Group conducted transactions during the six months ended December 31, 2025, and for the years ended June 30, 2025, and 2024, and their relation with the Group:

Name of the related parties	Relation with the Group
Tingjun Yang	Chief Executive Officer and Director
Hailiang Jia	Chief Financial Officer
Shu Sang Joseph Law	Shareholder
Jianping Niu	Shareholder
Huabei Zhu	Shareholder
Guangzhou Sanyi Network	Former related party (ownership reduced from 40% to 0% in current period, no longer a related party post-disposal)

	As of December 31, 2025	As of June 30, 2025
	US$	US$
Due from related parties
Jianping Niu	$30	$30

Huabei Zhu	$28	$28
Shu Sang Joseph Law	$58,758	$58,267
	$58,816	$58,325

Due from related parties represents cash advanced to these related parties to use for the Company’s operations.

	As of December 31,	As of June 30,
	2025	2025
	US$	US$
Due to a related party – non-current
Tingjun Yang	$62,200	$63,000
Guangzhou Sanyi Network *	$-	$1,619,884
	$62,200	$1,626,184

*	On December 25, 2025, the Company sold its remaining 40% equity interest in Guangzhou Sanyi Network, completing the full divestment of the entity.

Due to related parties represents interest-free loan payable on money borrowed by the Company and used for daily operation. These amounts are settled on demand.

As of the date of this financial statement, nil of the payable has been settled.